SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 126,266	$ 133,594	$ 144,806
Interest expenses capitalized	$ 0	0	15,239
Land use rights, estimated useful life	40 years
Maximum deposits recognizing period	1 year
Advertising and promotional costs	$ 33,663	33,165	22,668
Percentage of tax benefit greater than likelihood	50.00%
Impairment losses recognized on property and equipment	$ 0	0	0
Other Assets, Current	4,324	3,266
Prepaid Expense, Current	6,416	25,874
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales	4,692	5,644	$ 4,432
Decrease in advance customer deposits and ticket sales	$ 952	$ 1,212
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	18 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	10 years